UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2016

Date of reporting period:	August 31, 2016

Item 1. Schedule of Investments:

Putnam Global Dividend Fund

The fund's portfolio
8/31/16 (Unaudited)

COMMON STOCKS (92.8%)(a)
			Shares	Value

Aerospace and defense (1.4%)

BAE Systems PLC (United Kingdom)			19,090	$134,991

United Technologies Corp.			997	106,111

				241,102
Airlines (0.6%)

Japan Airlines Co., Ltd. (Japan)			3,300	100,487

				100,487
Automobiles (1.7%)

Daimler AG (Registered Shares) (Germany)			1,578	109,272

General Motors Co.			2,994	95,568

Nissan Motor Co., Ltd. (Japan)			8,900	87,436

				292,276
Banks (7.1%)

Australia & New Zealand Banking Group, Ltd. (Australia)			15,406	311,806

Bank of Nova Scotia (The) (Canada)			1,833	97,576

JPMorgan Chase & Co.			3,456	233,280

Lloyds Banking Group PLC (United Kingdom)			173,381	135,125

Natixis SA (France)			14,043	62,124

PacWest Bancorp			4,452	192,816

Swedbank AB Class A (Sweden)			5,572	128,159

Wells Fargo & Co.			1,774	90,119

				1,251,005
Beverages (4.8%)

Anheuser-Busch InBev SA/NV (Belgium)			1,573	194,849

Coca-Cola Co. (The)			4,149	180,191

Coca-Cola European Partners PLC (United Kingdom)			2,773	106,622

Dr. Pepper Snapple Group, Inc.			1,820	170,534

PepsiCo, Inc.			1,774	189,375

				841,571
Biotechnology (1.4%)

AbbVie, Inc.			3,731	239,157

				239,157
Capital markets (1.9%)

AllianceBernstein Holding LP			5,570	121,927

Carlyle Group LP (The)			4,390	68,001

KKR & Co. LP			9,596	143,844

				333,772
Chemicals (1.1%)

BASF SE (Germany)			738	60,011

Dow Chemical Co. (The)			2,472	132,598

				192,609
Commercial services and supplies (0.2%)

Edenred (France)			1,775	38,648

				38,648
Communications equipment (1.1%)

Cisco Systems, Inc.			3,731	117,303

Telefonaktiebolaget LM Ericsson (Sweden)			11,599	82,718

				200,021
Construction and engineering (0.5%)

ACS Actividades de Construccion y Servicios SA (Spain)			3,022	85,637

				85,637
Diversified financial services (0.6%)

Challenger, Ltd. (Australia)			15,995	110,618

				110,618
Diversified telecommunication services (5.0%)

AT&T, Inc.			8,356	341,593

BCE, Inc. (Canada)			3,496	163,337

CenturyLink, Inc.			1,769	49,178

Spark New Zealand, Ltd. (New Zealand)			54,016	149,135

Verizon Communications, Inc.			3,443	180,172

				883,415
Electric utilities (2.5%)

Duke Energy Corp.			1,113	88,662

Exelon Corp.			3,764	127,976

NextEra Energy, Inc.			997	120,577

SSE PLC (United Kingdom)			4,982	98,393

				435,608
Electronic equipment, instruments, and components (0.5%)

Synnex Technology International Corp. (Taiwan)(NON)			85,050	89,834

				89,834
Food and staples retail (0.4%)

Wesfarmers, Ltd. (Australia)			2,408	76,558

				76,558
Food products (5.0%)

Kraft Heinz Co. (The)			2,709	242,428

Nestle SA (Switzerland)			2,995	238,431

Orkla ASA (Norway)			21,140	193,571

Pinnacle Foods, Inc.			4,300	217,795

				892,225
Health-care providers and services (0.4%)

RHT Health Trust (Units) (Singapore)			85,300	64,173

				64,173
Hotels, restaurants, and leisure (3.0%)

McDonald's Corp.			1,067	123,409

OPAP SA (Greece)			11,648	97,706

Tatts Group, Ltd. (Australia)			57,146	163,174

TUI AG (Germany)			10,291	143,650

				527,939
Household durables (2.9%)

Basso Industry Corp. (Taiwan)			60,000	212,360

Berkeley Group Holdings PLC (The) (United Kingdom)			3,808	133,613

Persimmon PLC (United Kingdom)			6,700	160,477

				506,450
Independent power and renewable electricity producers (0.9%)

Atlantica Yield PLC (Spain)			4,887	92,413

NextEra Energy Partners LP			2,603	75,825

				168,238
Industrial conglomerates (1.0%)

Siemens AG (Germany)			1,480	176,725

				176,725
Insurance (2.8%)

Allianz SE (Germany)			732	109,045

Delta Lloyd NV (Netherlands)			6,575	26,645

SCOR SE (France)			2,417	71,108

St James's Place PLC (United Kingdom)			10,305	132,884

Zurich Insurance Group AG (Switzerland)			642	164,098

				503,780
Machinery (1.1%)

NSK, Ltd. (Japan)			18,900	195,068

				195,068
Media (0.9%)

RTL Group SA (Belgium)			738	62,234

WPP PLC (United Kingdom)			4,358	100,491

				162,725
Metals and mining (1.2%)

Rio Tinto PLC (United Kingdom)			7,203	217,643

				217,643
Multi-utilities (1.6%)

Ameren Corp.			1,993	98,494

Veolia Environnement SA (France)			8,654	184,036

				282,530
Oil, gas, and consumable fuels (8.4%)

Chevron Corp.			1,525	153,385

ENI SpA (Italy)			5,279	79,730

Exxon Mobil Corp.			5,592	487,290

Gaztransport Et Technigaz SA (France)			3,162	96,624

MPLX LP			1,754	58,110

Plains All American Pipeline LP			2,407	67,540

Royal Dutch Shell PLC Class A (United Kingdom)			4,276	104,468

Scorpio Tankers, Inc.			32,308	157,986

Total SA (France)			5,994	285,827

				1,490,960
Pharmaceuticals (11.4%)

AstraZeneca PLC (United Kingdom)			4,203	270,936

Bristol-Myers Squibb Co.			2,550	146,345

Eli Lilly & Co.			3,425	266,294

GlaxoSmithKline PLC (United Kingdom)			12,878	277,167

Johnson & Johnson			1,810	216,005

Merck & Co., Inc.			1,807	113,462

Novartis AG (Switzerland)			2,807	220,896

Pfizer, Inc.			8,540	297,192

Sanofi (France)			1,468	113,101

Takeda Pharmaceutical Co., Ltd. (Japan)			2,800	123,433

				2,044,831
Real estate investment trusts (REITs) (4.9%)

Blackstone Mortgage Trust, Inc. Class A			2,994	89,281

CYS Investments, Inc.			4,763	41,962

Federal Realty Investment Trust			974	154,866

Gaming and Leisure Properties, Inc.			5,219	178,542

Hannon Armstrong Sustainable Infrastructure Capital, Inc.			8,979	215,316

Japan Hotel REIT Investment Corp (Japan)			139	119,473

MFA Financial, Inc.			5,540	42,769

Viva Energy REIT (Australia)(NON)			9,684	18,486

				860,695
Road and rail (0.5%)

ComfortDelgro Corp., Ltd. (Singapore)			44,900	93,137

				93,137
Semiconductors and semiconductor equipment (3.1%)

Intel Corp.			8,627	309,623

Maxim Integrated Products, Inc.			3,437	139,955

Texas Instruments, Inc.			1,324	92,071

				541,649
Software (2.1%)

Microsoft Corp.			6,550	376,363

				376,363
Specialty retail (0.7%)

Gap, Inc. (The)			5,047	125,519

				125,519
Technology hardware, storage, and peripherals (2.2%)

Apple, Inc.			628	66,631

Casetek Holdings, Ltd. (Taiwan)			40,000	140,110

Lenovo Group, Ltd. (China)			194,000	130,369

Seagate Technology PLC			1,719	57,999

				395,109
Tobacco (5.6%)

Altria Group, Inc.			3,819	252,398

British American Tobacco PLC (United Kingdom)			2,767	171,682

Japan Tobacco, Inc. (Japan)			4,100	158,960

Philip Morris International, Inc.			4,061	405,816

				988,856
Trading companies and distributors (1.4%)

ITOCHU Corp. (Japan)			4,200	49,597

Marubeni Corp. (Japan)			14,800	73,848

Mitsui & Co., Ltd. (Japan)			9,700	129,238

				252,683
Wireless telecommunication services (0.9%)

Vodafone Group PLC (United Kingdom)			50,837	153,440

				153,440

Total common stocks (cost $15,740,437)				$16,433,056

WARRANTS (0.9%)(a)
	Expiration date	Strike Price	Warrants	Value

Gree Electric Appliances, Inc. of Zhuhai 144A (China)(F)	7/24/17	$0.00	39,200	$160,795

Total warrants (cost $114,398)				$160,795

CONVERTIBLE PREFERRED STOCKS (0.5%)(a)
			Shares	Value

Alcoa, Inc. Ser. 1, $2.688 cv. pfd.			2,247	$77,311

Frontier Communications Corp. Ser. A, $11.125 cum. cv. pfd.			171	15,454

Total convertible preferred stocks (cost $128,254)				$92,765

SHORT-TERM INVESTMENTS (5.3%)(a)
			Shares	Value

Putnam Short Term Investment Fund 0.44%(AFF)			836,953	$836,953

State Street Institutional Liquid Reserves Fund Trust Class 0.36%(P)			110,000	110,000

Total short-term investments (cost $946,953)				$946,953

TOTAL INVESTMENTS

Total investments (cost $16,930,042)(b)				$17,633,569

FORWARD CURRENCY CONTRACTS at 8/31/16 (aggregate face value $4,902,682) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Sell	10/19/16	$97,888	$103,650	$5,762
	British Pound	Sell	9/21/16	240,807	264,536	23,729
Barclays Bank PLC
	Canadian Dollar	Buy	10/19/16	218,903	221,762	(2,859)
	Euro	Sell	9/21/16	476,119	478,303	2,184
	Hong Kong Dollar	Buy	11/16/16	150,301	150,307	(6)
	Japanese Yen	Buy	11/16/16	209,573	212,009	(2,436)
Citibank, N.A.
	British Pound	Buy	9/21/16	90,779	91,234	(455)
	British Pound	Sell	9/21/16	90,779	90,090	(689)
	Canadian Dollar	Buy	10/19/16	36,306	36,790	(484)
	Danish Krone	Buy	9/21/16	134,210	134,760	(550)
	Euro	Buy	9/21/16	162,874	163,283	(409)
	Japanese Yen	Buy	11/16/16	150,225	152,003	(1,778)
Credit Suisse International
	British Pound	Sell	9/21/16	92,355	101,533	9,178
	Euro	Buy	9/21/16	20,764	20,858	(94)
	Japanese Yen	Buy	11/16/16	55,818	56,462	(644)
	New Zealand Dollar	Sell	10/19/16	122,671	120,609	(2,062)
	Swedish Krona	Sell	9/21/16	13,913	14,409	496
	Swiss Franc	Buy	9/21/16	37,152	37,105	47
Deutsche Bank AG
	Australian Dollar	Buy	10/19/16	125,889	124,602	1,287
Goldman Sachs International
	Australian Dollar	Sell	10/19/16	201,258	199,174	(2,084)
	Chinese Yuan (Offshore)	Sell	11/16/16	284,821	286,997	2,176
HSBC Bank USA, National Association
	Canadian Dollar	Buy	10/19/16	127,681	129,356	(1,675)
JPMorgan Chase Bank N.A.
	British Pound	Sell	9/21/16	591,966	682,099	90,133
	Norwegian Krone	Sell	9/21/16	134,234	133,994	(240)
	Singapore Dollar	Sell	11/16/16	68,247	69,481	1,234
	Swiss Franc	Buy	9/21/16	79,495	79,423	72
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/19/16	73,867	73,104	763
	British Pound	Sell	9/21/16	34,945	35,872	927
	Euro	Buy	9/21/16	131,951	132,529	(578)
	Hong Kong Dollar	Buy	11/16/16	68,003	67,999	4
	Israeli Shekel	Buy	10/19/16	28,140	27,532	608
	Japanese Yen	Buy	11/16/16	85,277	86,292	(1,015)
	Norwegian Krone	Sell	9/21/16	24,014	23,967	(47)
	Swiss Franc	Sell	9/21/16	149,525	151,833	2,308
UBS AG
	Australian Dollar	Sell	10/19/16	138,275	136,839	(1,436)
	Euro	Buy	9/21/16	11,833	11,886	(53)

Total						$121,314

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2015 through August 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $17,709,975.
(b)	The aggregate identified cost on a tax basis is $16,967,284, resulting in gross unrealized appreciation and depreciation of $2,063,738 and $1,397,453, respectively, or net unrealized appreciation of $666,285.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$963,589	$5,672,126	$5,798,762	$3,025	$836,953
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 1-day yield of the fund at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $10,474 to cover certain derivative contracts.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	52.4%
	United Kingdom	12.4
	Japan	5.9
	France	4.9
	Australia	3.9
	Switzerland	3.6
	Germany	3.4
	Taiwan	2.5
	China	1.7
	Canada	1.5
	Belgium	1.5
	Sweden	1.2
	Norway	1.1
	Spain	1.0
	Singapore	0.9
	New Zealand	0.9
	Greece	0.6
	Italy	0.4
	Netherlands	0.2

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund's policy regarding investments in securities of foreign issuers, as discussed further in the fund's prospectus.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $10,646 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$1,151,939	$462,970	$—
Consumer staples	2,563,692	235,518	—
Energy	1,490,960	—	—
Financials	2,517,973	541,897	—
Health care	2,160,555	187,606	—
Industrials	542,112	641,375	—
Information technology	1,242,663	360,313	—
Materials	410,252	—	—
Telecommunication services	887,720	149,135	—
Utilities	886,376	—	—
Total common stocks	13,854,242	2,578,814	—
Convertible preferred stocks	—	92,765	—
Warrants	—	160,795	—
Short-term investments	946,953	—	—

Totals by level	$14,801,195	$2,832,374	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$121,314	$—

Totals by level	$—	$121,314	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$140,908	$19,594
Equity contracts	160,795	—

Total	$301,703	$19,594

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$4,500,000
Warrants (number of warrants)		39,200

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	Total

	Assets:
	Forward currency contracts#	$29,491	$2,184	$—	$9,721	$1,287	$2,176	$—	$91,439	$4,610	$—	$140,908

	Total Assets	$29,491	$2,184	$—	$9,721	$1,287	$2,176	$—	$91,439	$4,610	$—	$140,908

	Liabilities:
	Forward currency contracts#	$—	$5,301	$4,365	$2,800	$—	$2,084	$1,675	$240	$1,640	$1,489	$19,594

	Total Liabilities	$—	$5,301	$4,365	$2,800	$—	$2,084	$1,675	$240	$1,640	$1,489	$19,594

	Total Financial and Derivative Net Assets	$29,491	$(3,117)	$(4,365)	$6,921	$1,287	$92	$(1,675)	$91,199	$2,970	$(1,489)	$121,314
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$—	$91,199	$—	$—
	Net amount	$29,491	$(3,117)	$(4,365)	$6,921	$1,287	$92	$(1,675)	$—	$2,970	$(1,489)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 28, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 28, 2016